UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                    Investment Fund Act file number 811-06687

                         The Gabelli Money Market Funds
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                            -------------

                   Date of fiscal year end: September 30, 2004
                                            ------------------

                    Date of reporting period: March 31, 2004
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Fund Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2004



TO OUR SHAREHOLDERS,

      For the twelve-month period ended March 31, 2004, the Fund's total return was 0.76%. The Lipper U.S. Treasury Money Market Average had a total return of 0.35% over the same period. The Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund's 7-day annualized yield and 30-day annualized yield on March 31, 2004 were 0.71% and 0.74%, respectively.

      For the five-year period ended March 31, 2004, the Fund's total return averaged 3.07% versus an average annual total return of 2.72% for the Lipper U.S. Treasury Money Market Average. For the ten-year period ended March 31, 2004, the Fund's total return averaged 4.03% versus an average annual total return of 3.73% for the Lipper U.S. Treasury Money Market Average. Since inception on October 1, 1992 through March 31, 2004, the Fund had an average annual total return of 3.87%. As of March 31, 2004, direct shareholders totalled 7,038 and net assets were $966.4 million. The Fund maintained a stable net asset value of $1.00 per share throughout the period.

      Enclosed is the portfolio of investments and financial statements as of March 31, 2004.

MINIMUM INVESTMENT -- $10,000

      The Fund's minimum initial investment is $10,000. However, shareholders of any of the Gabelli Funds may invest in the Fund with an initial investment of $3,000. IRAs, retirement accounts and custodial accounts for minors require an initial investment of only $1,000. The Fund provides check writing and exchange privileges and continues to offer these services at no charge to shareholders. The Fund's expenses are capped at 0.30% of average net assets, making it one of the most attractive U.S. Treasury-only money market funds. With dividends that are exempt from state and local income taxes in all states, the Fund is an excellent vehicle in which to store idle cash.

WWW.GABELLI.COM

         Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, current and historical quarterly reports, closing prices and other current news. We welcome your comments and questions via e-mail at info@gabelli.com.

       You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of quarterly report availability, news events, media sightings, mutual fund prices and performance, and access to the Gabelli & Company, Inc. research library.

DAILY DIVIDENDS

      The Fund declares daily dividends which are reinvested monthly unless a cash distribution is requested. The Fund invests exclusively in U.S. Treasury securities and therefore 100% of the Fund's income dividends are exempt from state and local income taxes in all states. Please consult your tax adviser for the applicability to your specific situation.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                             MARKET
     AMOUNT                                                                                                VALUE
    ---------                                                                                             ------
                U.S. GOVERNMENT OBLIGATIONS -- 99.5%
                U.S. TREASURY BILLS -- 46.9%
  $453,272,000  U.S. Treasury Bills, 0.858% to 1.009%++, 04/01/04 to 08/26/04 .................        $453,078,349
                                                                                                       ------------
                U.S. TREASURY NOTES -- 52.6%
   221,000,000    3.375%, 04/30/04 ............................................................         221,417,733
    13,000,000    3.250%, 05/31/04 ............................................................          13,048,655
    90,000,000    2.125%, 08/31/04 ............................................................          90,420,106
   175,000,000    2.125%, 10/31/04 ............................................................         176,103,823
     7,558,000    2.000%, 11/30/04 ............................................................           7,595,552
                                                                                                       ------------
                                                                                                        508,585,869
                                                                                                       ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS .............................................         961,664,218
                                                                                                       ------------
TOTAL INVESTMENTS (Cost $961,664,218) (a) .............................................  99.5%          961,664,218
OTHER ASSETS AND LIABILITIES (NET) ....................................................   0.5             4,714,275
                                                                                        ------         ------------
NET ASSETS
  (applicable to 966,378,154 shares outstanding, $0.001 par value,
  unlimited number of shares authorized) .............................................. 100.0%         $966,378,493
                                                                                        ======         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ......................................               $1.00
                                                                                                              =====
NET ASSETS CONSIST OF:
  Paid-in-Capital .............................................................................        $966,378,760
  Accumulated net investment loss .............................................................                (267)
                                                                                                       ------------
TOTAL NET ASSETS ..............................................................................        $966,378,493
                                                                                                       ============

------------------
(a) Aggregate cost for Federal tax purposes.
 ++ Represents  annualized yield at date of purchase.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                                 SIX MONTHS ENDED                YEAR ENDED SEPTEMBER 30,
                                                  MARCH 31, 2004    ---------------------------------------------------------
                                                    (UNAUDITED)       2003          2002        2001        2000       1999
                                                 ----------------     ----          ----        ----        ----       ----
OPERATING PERFORMANCE:
  Net asset value, beginning of period ............. $ 1.0000     $   1.0000   $   1.0000    $ 1.0000    $ 1.0000   $ 1.0000
                                                     --------     ----------   ----------    --------    --------   --------
  Net investment income (a) ........................   0.0033         0.0095       0.0161      0.0453      0.0526     0.0422
  Net realized gain on investments .................   0.0001         0.0002       0.0012      0.0011      0.0010     0.0005
                                                     --------     ----------   ----------    --------    --------   --------
  Total from investment operations .................   0.0034         0.0097       0.0173      0.0464      0.0536     0.0427
                                                     --------     ----------   ----------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ............................  (0.0033)       (0.0095)     (0.0161)    (0.0453)    (0.0526)   (0.0422)
  Net realized gain on investments .................  (0.0001)       (0.0002)     (0.0012)    (0.0011)    (0.0010)   (0.0005)
                                                     --------     ----------   ----------    --------    --------   --------
  Total distributions ..............................  (0.0034)       (0.0097)     (0.0173)    (0.0464)    (0.0536)   (0.0427)
                                                     --------     ----------   ----------    --------    --------   --------
  NET ASSET VALUE, END OF PERIOD ................... $ 1.0000     $   1.0000   $   1.0000    $ 1.0000    $ 1.0000   $ 1.0000
                                                     ========     ==========   ==========    ========    ========   ========
  Total return+ ....................................     0.4%           1.0%         1.7%        4.7%        5.5%       4.4%
                                                     ========     ==========   ==========    ========    ========   ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ............. $966,378     $1,030,710   $1,016,253    $805,149    $614,782   $480,100
  Ratio of net investment income to
    average net assets .............................    0.67%(c)       0.95%        1.59%       4.51%       5.29%      4.19%
  Ratio of operating expenses to average
    net assets (b) .................................    0.30%(c)       0.30%        0.30%       0.30%       0.30%      0.30%

---------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before fees waived by the Manager for the six months ended March 31, 2004 and fiscal years ended September 30, 2003, 2002, 2001, 2000 and 1999 were $0.0031, $0.0089, $0.0155, $0.0446, $0.0520 and $0.0412,
    respectively.
(b) Operating expense ratios before fees waived by the Manager for the six months ended March 31, 2004 and the fiscal years ended September 30, 2003, 2002, 2001, 2000 and 1999 were 0.36%, 0.36%, 0.36%, 0.37%, 0.37% and 0.40%, respectively.
(c) Annualized.

                 See accompanying notes to financial statements.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest .........................................     $4,799,986
                                                         ----------
EXPENSES:
  Management fees ..................................      1,490,189
  Transfer agent fees ..............................        105,736
  Custodian fees ...................................         71,491
  Registration fees ................................         22,817
  Shareholder communications expenses ..............         32,404
  Legal and audit fees .............................         17,756
  Trustees' fees ...................................         11,769
  Miscellaneous expenses ...........................         30,283
                                                         ----------
  TOTAL EXPENSES BEFORE FEES WAIVED BY MANAGER .....      1,782,445
  Fees waived by Manager ...........................       (292,256)
                                                         ----------
  TOTAL EXPENSES -- NET ............................      1,490,189
                                                         ----------
NET INVESTMENT INCOME ..............................      3,309,797
NET REALIZED GAIN ON INVESTMENTS ...................        113,371
                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $3,423,168
                                                         ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                           MARCH 31, 2004         YEAR ENDED
                                                             (UNAUDITED)      SEPTEMBER 30, 2003
                                                           ---------------    ------------------
OPERATIONS:
  Net investment income ..............................     $     3,309,797      $     9,750,592
  Net realized gain on investments ...................             113,371              267,928
                                                           ---------------      ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           3,423,168           10,018,520
                                                           ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..............................          (3,309,797)          (9,750,592)
  Net realized gain on investments ...................            (113,638)            (183,666)
                                                           ---------------      ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................          (3,423,435)          (9,934,258)
                                                           ---------------      ---------------
CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):
  Proceeds from shares issued ........................         710,555,181        1,242,634,464
  Proceeds from reinvestment of dividends ............           3,417,314            9,934,258
  Cost of shares redeemed ............................        (778,303,528)      (1,238,195,776)
                                                           ---------------      ---------------
  Net increase/(decrease) in net assets from
    capital share transactions .......................         (64,331,033)          14,372,946
                                                           ---------------      ---------------
  NET INCREASE/(DECREASE) IN NET ASSETS ..............         (64,331,300)          14,457,208
                                                           ---------------      ---------------
NET ASSETS:
  Beginning of period ................................       1,030,709,793        1,016,252,585
                                                           ---------------      ---------------
  End of period ......................................     $   966,378,493      $ 1,030,709,793
                                                           ===============      ===============

                 See accompanying notes to financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including short-term realized capital gains and losses) are declared daily and paid monthly. Distributions of long-term capital gains, if any, are paid annually.

For the fiscal year ended September 30, 2003, reclassifications were made to decrease accumulated net investment loss for $84,262 and decrease accumulated net realized gain on investments for $84,262.

For the fiscal year ended September 30, 2003, the tax character of distributions does not materially differ from accounting principles generally accepted in the United States.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

              Undistributed ordinary income ................  $ 54,930
              Other temporary differences ..................   (54,930)
                                                              --------
              Total accumulated earnings ...................  $     --
                                                              ========

The difference between book and tax basis undistributed ordinary income is primarily due to dividends payable.

3. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund's average daily net assets. This arrangement is renewable annually by the Manager. For the six months ended March 31, 2004, the Manager waived management fees of $292,256.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
     ===========================================================================

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                            THE GABELLI U.S. TREASURY
                                MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                             John J. Parker
CHAIRMAN AND CHIEF                                ATTORNEY-AT-LAW
INVESTMENT OFFICER                                MCCARTHY, FINGAR, DONOVAN,
GABELLI ASSET MANAGEMENT INC.                     DRAZEN & SMITH

Anthony J. Colavita                               Karl Otto Pohl
ATTORNEY-AT-LAW                                   FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                         DEUTSCHE BUNDESBANK

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

                                    OFFICERS
Bruce N. Alpert                                   Judith A. Raneri
PRESIDENT AND TREASURER                           VICE PRESIDENT
                                                  AND PORTFOLIO MANAGER
James E. McKee
SECRETARY                                         Henley L. Smith
                                                  VICE PRESIDENT
Ronald S. Eaker
VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                           Willkie Farr & Gallagher LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB404Q104SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
U.S. TREASURY
MONEY MARKET
FUND



                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2004

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT FUND AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of four "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, Vincent D. Enright, John J. Parker and Anthonie C. van Ekris. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o  If  requested by   the  Nominating   Committee,   a completed and signed
        Trustees questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

The Fund's Nominating Committee has not adopted a charter. In the event that a charter is adopted in the future, it will be available at that time on the Fund's website (www.gabelli.com).

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Fund Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not yet effective.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Fund Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Money Market Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       6/8/2004
    -------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Fund Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date                       6/8/2004
    -------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.